Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension remeasurements:
Remeasurements of defined benefit plans, Gross	€ 3,040	€ 624	€ 414
Net change during the year, Gross	3,040	624	414
Remeasurements of defined benefit plans, Tax	755	140	95
Net change during the year, Tax	755	140	95
Remeasurements of defined benefit plans, Net	2,285	484	319
Net change during the year, Net	2,285	484	319
Translation differences
Exchange differences on translating foreign operations, Gross	1,160	(1,232)	259
Transfer to income statement, Gross	(7)		1
Net change during the year, Gross	1,153	(1,232)	260
Exchange differences on translating foreign operations, Tax	(2)	(1)
Net change during the year, Tax	(2)	(1)
Exchange differences on translating foreign operations, Net	1,162	(1,231)	259
Transfer to income statement, Net	(7)		1
Net change during the year, Net	1,155	(1,231)	260
Net investment hedging
Net investment hedging (losses)/gains, Gross	(249)	266	(58)
Net change during the year, Gross	(249)	266	(58)
Net investment hedging (losses)/gains, Tax		(42)	(12)
Net change during the year, Tax		(42)	(12)
Net investment hedging (losses)/gains, Net	(249)	308	(46)
Net change during the year, Net	(249)	308	(46)
Cash flow and other hedges
Net fair value (losses)/gains, Gross	(10)	1	(64)
Transfer to income statement, Gross	10	14	62
Net change during the year, Gross		15	(2)
Net fair value (losses)/gains, Tax		1	(13)
Transfer to income statement, Tax		3	12
Net change during the year, Tax		4	(1)
Net fair value (losses)/gains, Net	(10)		(51)
Transfer to income statement, Net	10	11	50
Net change during the year, Net		11	(1)
Financial instruments at fair value through other comprehensive income
Net fair value (losses)/gains, Gross	(25)	(213)	(126)
Transfer to income statement on loss allowance, Gross	19	229	40
Transfer to income statement on disposal, Gross	13	31	94
Net change during the year, Gross	7	47	8
Net fair value (losses)/gain, Tax		38	25
Transfer to income statement on loss allowance, Tax		(46)	(8)
Transfer to income statement on disposal, Tax		(6)	(19)
Net change during the year, Tax		(14)	(2)
Net fair value (losses)/gains, Net	(25)	(175)	(101)
Transfer to income statement on loss allowance, Net	19	183	32
Transfer to income statement on disposal, Net	13	25	75
Net change during the year, Net	7	33	6
Available-for-sale investments
Net fair value losses - Fair value reserve	(25)	(175)	(101)
Other (decrease)/ increase, net, Gross		3
Other (decrease)/ increase, net, Net		3
Total, Gross	3,951	(277)	622
Total, Tax	(753)	(115)	(84)
Other comprehensive income/(loss), net of tax	€ 3,198	(392)	€ 538
OCI impact on derecognized deferred tax		€ 94